Leases (Details) - Schedule of Minimum Future Rental Income - Non-cancellable agreements [Member] ¥ in Thousands	Mar. 31, 2024 CNY (¥)
Leases (Details) - Schedule of Minimum Future Rental Income [Line Items]
2025	¥ 201
Total lease payments	¥ 201